Consolidated Statements of Cash Flows (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 3,675,554	¥ 3,836,088
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	165	154
Total cash, cash equivalent, restricted cash and restricted cash equivalents	3,675,719	3,836,242
Right-of-use asset	¥ 15,692	¥ 16,317